Shareholder Fees {- Fidelity® Series Commodity Strategy Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Series Commodity Strategy Fund Series PRO-08 | Fidelity® Series Commodity Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none